Supplemental Guarantor Condensed Consolidating Financial Statements - Supplemental Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Cash provided by (used in) operating activities	$ 117,221	$ 211,335	$ 186,115
Cash flows from investing activities
Capital expenditures	(98,606)	(73,544)	(118,504)
Proceeds from capital expenditures subsidy		18,769	6,079
Proceeds from the sale of businesses and assets	6,257	15,221	253
Advance payment received (refunded)		(2,711)	2,602
Payment for working capital adjustment from sale of business	(700)
Distributions from unconsolidated affiliates	978	1,055
(Increase) / decrease in restricted cash	(533)	7,852	(7,725)
Cash used in investing activities	(92,604)	(33,358)	(117,295)
Cash flows from financing activities
Deferred financing fees		(48,255)	(8,080)
Proceeds from initial public offering, net of offering costs	198,087
Short-term borrowings, net	(56,901)	(42,877)	(37,887)
Capital contributions from shareholder			162,155
Repayments of Senior Notes	(132,500)
Repayments of Term Loans		(1,239,000)	(147,000)
Proceeds from issuance of Senior Notes		1,325,000
Proceeds from Accounts Receivable Securitization Facility	308,638	376,630	113,828
Repayments of Accounts Receivable Securitization Facility	(309,205)	(471,696)	(130,233)
Proceeds from the draw of revolving debt		405,000	1,105,000
Repayments on the revolving debt		(525,000)	(1,135,000)
Cash provided by (used in) financing activities	8,119	(220,198)	(77,217)
Effect of exchange rates on cash	(8,453)	2,367	(559)
Net change in cash and cash equivalents	24,283	(39,854)	(8,956)
Cash and cash equivalents-beginning of period	196,503	236,357	245,313
Cash and cash equivalents-end of period	220,786	196,503	236,357
Parent Guarantor [Member]
Cash flows from operating activities
Cash provided by (used in) operating activities	(1,079)	(78)	(48)
Cash flows from investing activities
Investments in subsidiaries	(196,400)		(162,155)
Cash used in investing activities	(196,400)		(162,155)
Cash flows from financing activities
Proceeds from initial public offering, net of offering costs	198,087
Intercompany short-term borrowings, net	295	77	51
Capital contributions from shareholder			162,155
Cash provided by (used in) financing activities	198,382	77	162,206
Effect of exchange rates on cash	(1)
Net change in cash and cash equivalents	902	(1)	3
Cash and cash equivalents-beginning of period	2	3
Cash and cash equivalents-end of period	904	2	3
Issuers [Member]
Cash flows from operating activities
Cash provided by (used in) operating activities	(58,667)	27,101	7,865
Cash flows from investing activities
Investments in subsidiaries	(199,400)
Intercompany investing activities	2,462	(4,000)	144,463
Cash used in investing activities	(196,938)	(4,000)	144,463
Cash flows from financing activities
Deferred financing fees		(47,488)	(7,392)
Intercompany short-term borrowings, net	14,254	37,793	(49,818)
Short-term borrowings, net	(3,646)	(7,727)	(4,159)
Contributions from parent companies	189,400		22,155
Repayments of Senior Notes	(132,500)
Proceeds from (repayments of) intercompany long-term debt and indebtedness	189,400
Repayments of Term Loans		(1,239,000)	(147,000)
Proceeds from issuance of Senior Notes		1,325,000
Proceeds from the draw of revolving debt		405,000	1,105,000
Repayments on the revolving debt		(525,000)	(1,135,000)
Cash provided by (used in) financing activities	256,908	(51,422)	(216,214)
Effect of exchange rates on cash	396	(136)	16
Net change in cash and cash equivalents	1,699	(28,457)	(63,870)
Cash and cash equivalents-beginning of period	954	29,411	93,281
Cash and cash equivalents-end of period	2,653	954	29,411
Guarantor Subsidiaries [Member]
Cash flows from operating activities
Cash provided by (used in) operating activities	107,137	34,470	113,446
Cash flows from investing activities
Capital expenditures	(85,021)	(61,573)	(110,746)
Proceeds from capital expenditures subsidy		18,769	6,079
Proceeds from the sale of businesses and assets		15,221	206
Payment for working capital adjustment from sale of business	(700)
Distributions from unconsolidated affiliates	978	1,055
Investments in subsidiaries	(196,626)		(22,155)
Intercompany investing activities	(181,036)	(43,012)	68,268
(Increase) / decrease in restricted cash	(533)
Cash used in investing activities	(462,938)	(69,540)	(58,348)
Cash flows from financing activities
Deferred financing fees		(767)	(688)
Intercompany short-term borrowings, net	(34,986)	5,991	1,444
Short-term borrowings, net	(273)	(267)	(407)
Contributions from parent companies	395,800		162,155
Proceeds from (repayments of) intercompany long-term debt and indebtedness	13,000		(144,183)
Cash provided by (used in) financing activities	373,541	4,957	18,321
Effect of exchange rates on cash	(6,404)	2,795	246
Net change in cash and cash equivalents	11,336	(27,318)	73,665
Cash and cash equivalents-beginning of period	154,770	182,088	108,423
Cash and cash equivalents-end of period	166,106	154,770	182,088
Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities
Cash provided by (used in) operating activities	81,641	149,842	64,852
Cash flows from investing activities
Capital expenditures	(13,585)	(11,971)	(7,758)
Proceeds from the sale of businesses and assets	6,257		47
Advance payment received (refunded)		(2,711)	2,602
(Increase) / decrease in restricted cash		7,852	(7,725)
Cash used in investing activities	(7,328)	(6,830)	(12,834)
Cash flows from financing activities
Intercompany short-term borrowings, net	(927)	(849)	(18,625)
Short-term borrowings, net	(52,982)	(34,883)	(33,321)
Contributions from parent companies	7,226
Distributions to parent companies	(11,811)
Proceeds from (repayments of) intercompany long-term debt and indebtedness	(2,462)	4,000	(1,600)
Proceeds from Accounts Receivable Securitization Facility	308,638	376,630	113,828
Repayments of Accounts Receivable Securitization Facility	(309,205)	(471,696)	(130,233)
Cash provided by (used in) financing activities	(61,523)	(126,798)	(69,951)
Effect of exchange rates on cash	(2,444)	(292)	(821)
Net change in cash and cash equivalents	10,346	15,922	(18,754)
Cash and cash equivalents-beginning of period	40,777	24,855	43,609
Cash and cash equivalents-end of period	51,123	40,777	24,855
Eliminations [Member]
Cash flows from operating activities
Cash provided by (used in) operating activities	(11,811)
Cash flows from investing activities
Investments in subsidiaries	592,426		184,310
Intercompany investing activities	178,574	47,012	(212,731)
Cash used in investing activities	771,000	47,012	(28,421)
Cash flows from financing activities
Intercompany short-term borrowings, net	21,364	(43,012)	66,948
Contributions from parent companies	(592,426)		(184,310)
Distributions to parent companies	11,811
Proceeds from (repayments of) intercompany long-term debt and indebtedness	(199,938)	(4,000)	145,783
Cash provided by (used in) financing activities	$ (759,189)	$ (47,012)	$ 28,421